Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash equivalents	$ 4,400	$ 25,200
Investment company taxable income percentage	90.00%
Net ordinary income percentage	98.00%
Capital gain net income percentage	98.20%
Nondeductible federal excise tax percentage	4.00%